Investments and Other Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments and Other Non-current Assets
Investments in affiliated companies	$ 25.4	$ 21.0
Deferred tax assets	200.6	162.1
Income tax receivables	50.8	33.2
Derivative assets	15.8	15.1
Long-term interest bearing deposit (insurance arrangement)	23.2	22.6
Other non-current assets	25.5	25.6
Investments and other non-current assets	$ 341.3	$ 279.6